Supplement to the
Fidelity Advisor® Consumer Discretionary Fund
Class A, Class T, Class C and Class I
September 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Fidelity Advisor® Consumer Discretionary Fund has been removed.

AFCI-SUM-16-01 1.9880394.100	December 1, 2016